Segment information - Segment investments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total investments	€ 8,789	€ 8,787	€ 8,565
Acquisitions of other intangible assets		2,935	2,385
Tangible assets	5,947	5,848	6,181
Current lease liabilities	1,369	1,496	1,339
Current fixed assets payables	3,111	3,349	2,848
Enterprise, operating segment [member]
Disclosure of operating segments [line items]
Total investments		218	254
International Carriers and Shared Services, operating segment [member]
Disclosure of operating segments [line items]
Total investments		303	336
International Carriers and Shared Services, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	271
Operating segments [member]
Disclosure of operating segments [line items]
Acquisitions of other intangible assets	2,842	2,940	2,385
Tangible assets	5,947	5,848	6,181
Operating segments [member] | Enterprise, operating segment [member]
Disclosure of operating segments [line items]
Total investments	325	362	410
Current lease liabilities	106	118	110
Current fixed assets payables	58	60	72
Operating segments [member] | Enterprise, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	206
Operating segments [member] | International Carriers and Shared Services, operating segment [member]
Disclosure of operating segments [line items]
Total investments	279	313	348
Current lease liabilities	375	529	422
Current fixed assets payables	€ 107	€ 135	€ 135